Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	$ 4,903	$ 4,903
Accumulated amortization	(4,903)	(4,903)
Amortization charge for the 6 months ended June 30,	1
Patents
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	2,281	2,281
Accumulated amortization	(2,281)	(2,281)
License Agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	1,699	1,699
Accumulated amortization	(1,699)	(1,699)
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	923	923
Accumulated amortization	$ (923)	$ (923)